Shareholder Report, Average Annual Return (Details)	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Rockefeller California Municipal Bond ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(3.01%)
Rockefeller Global Equity ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.05%
Rockefeller U.S. Small-Mid Cap ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		2.76%
Rockefeller New York Municipal Bond ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.98%)
Rockefeller Opportunistic Municipal Bond ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			0.36%
Bloomberg California Exempt Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.52%)
Bloomberg U.S. Municipal High Yield Bonds Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.73%)
MSCI ACWI Index-Net Dividends
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%
Bloomberg New York Exempt Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.29%)
Bloomberg 60% Tax-Exempt High Yield / 40% Bloomberg LB Investment Grade Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.27%)
Russell 2500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent		4.19%